Significant accounting policies - Employee benefits, Statutory reserve and Segment reporting (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Significant accounting policies
Total amounts of such employee benefit expenses	¥ 129,254	¥ 110,194	¥ 50,389
Amount of exemption and reduction for employee social benefits			¥ 42,680
Required minimum percentage of annual appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
PRC statutory reserve funds	¥ 83,858	¥ 74,552
Number of operating segments | segment	1